Shareholder Report, Holdings (Details) - C000194765	Apr. 30, 2025
29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
706327103 | Pembina Pipeline Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.70%
682680103 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
867224107 | Suncor Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
15135U109 | Cenovus Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
86765K109 | Sunoco, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
958669103 | Western Midstream Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
72651A207 | Plains GP Holdings, L.P., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Energy23345M107
Holdings [Line Items]
Percent of Total Investments	71.90%
Materials01877R108
Holdings [Line Items]
Percent of Total Investments	27.40%
Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.70%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Energy
Holdings [Line Items]
Percent of Net Asset Value	96.80%